UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2011
(UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%

	Shares	Value
AUSTRALIA — 5.2%
Australia & New Zealand Banking Group	190,000	$4,347,353
CSL	120,000	4,045,388
Newcrest Mining	106,709	4,635,853

		13,028,594

BRAZIL — 1.3%
Vale ADR, Cl B	100,000	3,244,000

CANADA — 1.8%
Talisman Energy	240,000	4,376,670

FRANCE — 5.8%
AXA	220,000	4,144,621
BNP Paribas	55,000	3,593,348
Capgemini	75,000	3,704,788
Vivendi	125,000	3,000,654

		14,443,411

GERMANY — 8.8%
Allianz	40,000	5,234,160
Bayer	60,000	4,822,314
Bayerische Motoren Werke	50,000	5,016,597
MAN	22,000	2,618,920
Stada Arzneimittel	110,000	4,205,478

		21,897,469

GREECE — 1.6%
Coca-Cola Hellenic Bottling	150,000	3,890,701

HONG KONG — 1.2%
New World Development	2,100,000	3,092,950

ISRAEL — 1.9%
Teva Pharmaceutical Industries ADR	100,000	4,664,000

ITALY — 3.6%
Finmeccanica	300,000	2,310,710
Tenaris	190,000	4,185,575
UniCredit	1,400,000	2,514,765

		9,011,050

JAPAN — 24.0%
Canon	115,000	5,586,863
East Japan Railway	75,000	4,702,682
Fanuc	40,000	7,570,929
KDDI	900	6,669,258
Komatsu	240,000	7,483,871
Kubota	420,000	3,825,107
Kuraray	225,000	3,398,756

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2011
(UNAUDITED)
COMMON STOCK — continued

	Shares	Value
JAPAN — (continued)
Mitsubishi UFJ Financial Group	900,000	$4,570,540
Nintendo	21,000	3,343,568
Nissan Chemical Industries	370,000	4,419,485
Seven & I Holdings	190,000	5,402,902
Shionogi	175,000	3,019,821

		59,993,782

NETHERLANDS — 1.2%
TNT Express *	300,000	3,039,273

NORWAY — 1.8%
Statoil ADR	185,000	4,545,450

PORTUGAL — 1.0%
Portugal Telecom	300,000	2,602,135

SINGAPORE — 2.1%
DBS Group Holdings	400,000	5,160,540

SPAIN — 7.1%
Banco Santander (A)	425,000	4,473,588
Inditex	55,000	4,990,300
Red Electrica	70,000	3,825,964
Telefonica	195,000	4,357,370

		17,647,222

SWEDEN — 2.5%
Nordea Bank	350,000	3,723,257
Volvo, Cl B	150,000	2,423,248

		6,146,505

SWITZERLAND — 6.4%
ABB	210,000	5,056,838
Credit Suisse Group	110,000	3,971,835
Novartis	115,000	7,076,250

		16,104,923

TAIWAN — 2.5%
Hon Hai Precision Industry	1,017,500	2,904,068
Taiwan Semiconductor Manufacturing ADR	275,000	3,399,000

		6,303,068

UNITED KINGDOM — 18.1%
Anglo American	110,000	5,236,376
BG Group	210,000	4,977,676
Centrica	1,000,000	5,032,830
Diageo	230,000	4,700,427
Royal Dutch Shell, Cl B	86,199	3,168,789
Royal Dutch Shell ADR, Cl B (A)	50,000	3,682,500

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2011
(UNAUDITED)
COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — (continued)
SABMiller	145,000	$5,438,690
Standard Chartered	157,500	4,027,987
WPP	475,000	5,415,094
Xstrata	170,000	3,615,151

		45,295,520

TOTAL COMMON STOCK (Cost $194,473,551)		244,487,263

SHORT TERM INVESTMENTS (B) — 5.4%

Dreyfus Cash Management Institutional Fund, 0.032%	5,352,808	5,352,808
Federated Prime Obligations Fund, 0.110% (C)	2,463,159	2,463,159
Fidelity Institutional Prime Money Market Portfolio, 0.174% (C)	5,765,715	5,765,715

TOTAL SHORT TERM INVESTMENTS (Cost $13,581,682)		13,581,682

TOTAL INVESTMENTS — 103.3% (Cost $208,055,233) †		$258,068,945

Percentages are based on Net Assets of $249,835,881.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at July 31, 2011. The total value of securities on loan at July 31, 2011 was $7,917,946 and represented 3.2% of net assets.

(B)	Rate shown is the 7-day effective yield as of July 31, 2011.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2011 was $8,228,874 and represented 3.3% of net assets.
ADR — American Depositary Receipt
Cl — Class
†	At July 31, 2011, the tax basis cost of the Portfolio’s investments was $208,055,233 and the unrealized appreciation and depreciation were $63,219,540 and ($13,205,828), respectively.

As of July 31, 2011, all of the Portfolio’s investments are Level 1.

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-1600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011